Right-of-use assets - Schedule of Total Future Lease Payments (Detail) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 4,813,265	$ 3,485,151
Less Than One Year [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 4,813,265	$ 3,485,151